UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund:	BlackRock MuniYield Fund, Inc. (MYD)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 1.7%	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%, 1/01/22	$5,250	$3,471,615
	Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.625%, 8/01/25 (a)(b)	2,200	1,315,336
	Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%, 8/01/36 (a)(b)	6,425	3,561,892

			8,348,843

Arizona - 13.3%	Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%, 7/01/21	5,825	6,179,393
	Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%, 7/01/22	7,030	7,379,742
	Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%, 7/01/23	5,240	5,457,879
	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project 1), Series A, 6.75%, 7/01/29	3,300	2,185,095
	Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge Housing Corporation), Series A-1, 6%, 10/20/31 (c)(d)	5,000	5,089,000
	Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge Housing Corporation), Series A-1, 6.05%, 10/20/36 (c)(d)	5,000	4,820,100
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines, Inc. Project), AMT, 6.25%, 6/01/19	3,000	1,860,540
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines, Inc. Project), AMT, 6.30%, 4/01/23	5,090	2,971,287
	Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.25%, 7/20/22 (c)	1,610	1,710,464
	Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.45%, 7/20/32 (c)	1,425	1,439,763
	Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.55%, 7/20/37 (c)	1,305	1,315,923
	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project II), Series A, 6.75%, 7/01/11 (e)	565	638,535

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
PILOT	Payment in Lieu of Taxes
S/F	Single-Family

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project II), Series A, 6.75%, 7/01/31	$765	$582,785
	Pima County, Arizona, IDA, Revenue Bonds (Tucson Electric Power Company), Series A, 6.375%, 9/01/29	3,000	2,536,800
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/32	10,020	6,684,442
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	11,525	7,478,227
	Vistancia Community Facilities District, Arizona, GO, 5.50%, 7/15/20	3,000	2,566,680
	Vistancia Community Facilities District, Arizona, GO, 5.75%, 7/15/24	2,125	1,735,891
	Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional Medical Center), Series A, 6%, 8/01/33	5,900	4,453,379

			67,085,925

California - 10.7%	California State, GO, 5%, 4/01/31 (f)	10	9,219
	California State, GO, Refunding, 5%, 6/01/32	11,335	10,366,198
	California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series C, 5%, 6/01/25	2,000	1,872,480
	California State Public Works Board, Lease Revenue Bonds (Department of Mental Health - Coalinga State Hospital), Series A, 5.125%, 6/01/29	4,500	3,898,035
	California State Various Purpose, GO, 5.25%, 11/01/25	6,800	6,811,628
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-3, 7.875%, 6/01/13 (e)	5,500	6,803,170
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-4, 7.80%, 6/01/13 (e)	7,500	9,254,925
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds, Senior Series A-1, 5.125%, 6/01/47	3,090	1,653,150
	Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%, 7/01/22 (g)	5,145	5,265,496
	University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%, 9/01/21 (h)	7,465	7,798,462

			53,732,763

Colorado - 7.1%	Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds (University of Denver Project), Series B, 5.25%,
	3/01/16 (e)(i)	3,245	3,921,810
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2, 6.90%, 4/01/29	215	227,509
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), 5.20%, 3/01/31 (h)	1,425	1,257,862
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (h)	2,840	2,464,609
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (h)	5,000	4,283,350
	Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%, 11/15/13 (f)	6,195	6,727,336

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee), Series A, 7.10%, 9/01/14	$1,105	$1,076,414
	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee), Series A, 7.35%, 9/01/31	5,065	3,856,136
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public Improvement Fees), 8%, 12/01/25	6,850	5,777,564
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public Improvement Fees), 8.125%, 12/01/25	1,885	1,543,212
	University of Colorado, Enterprise System Revenue Bonds, Series A, 5.25%, 6/01/30	2,250	2,282,108
	University of Colorado, Enterprise System Revenue Bonds, Series A, 5.375%, 6/01/32	1,250	1,272,225
	University of Colorado, Enterprise System Revenue Bonds, Series A, 5.375%, 6/01/38	830	840,773

			35,530,908

Connecticut - 0.0%	Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 7.35%, 4/01/10	250	244,532

Florida - 5.3%	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds (JetBlue Airways Corp.), AMT, 6.50%, 11/15/36	2,500	1,461,100
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT, Series A, 7.125%, 4/01/30	11,500	6,272,330
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT, Series B, 7.125%, 4/01/30	5,000	2,727,100
	Lee County, Florida, Revenue Bonds, 5%, 10/01/22 (f)	4,705	4,837,916
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.25%, 10/01/38 (j)	5,150	4,209,610
	Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds, Series B, 6.50%, 5/01/37	5,395	3,489,486
	Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	1,100	797,654
	Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%, 7/01/28	4,620	3,092,443

			26,887,639

Georgia - 1.4%	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38 (a)(b)	3,445	680,353
	Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds (Emory University Project), Series C, 5%, 9/01/38	6,400	6,312,128

			6,992,481

Idaho - 1.6%	Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior Series C-2, 7.15%, 7/01/23	30	30,034
	Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal Revenue Bonds (FMC Corporation Project), AMT, 6.45%, 8/01/32	10,000	7,787,800

			7,817,834

Illinois - 1.6%	Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest City Project), 5.90%, 3/01/27	1,000	670,650

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A, 5.625%, 2/15/37	$1,750	$958,947
	Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project), Series A, 6%, 5/15/37	2,155	1,289,595
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project), Series A, 7%, 12/01/37	1,445	965,246
	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 5.50%, 6/15/23 (g)	4,000	4,159,600

			8,044,038

Kansas - 0.3%	Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village, Inc.), Series C, 6.875%, 5/15/12 (e)	1,250	1,471,987

Kentucky - 0.8%	Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton Healthcare, Inc.), Series A, 6.625%, 10/01/10 (e)	2,350	2,581,827
	Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton Healthcare, Inc.), Series A, 6.625%, 10/01/28	650	574,320
	Kentucky Economic Development Financing Authority, Louisville Arena Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-Series A-1, 6%, 12/01/38 (j)	800	795,520

			3,951,667

Louisiana - 7.4%	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds (Westlake Chemical Corporation), 6.75%, 11/01/32	10,000	6,945,200
	Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System, Inc.), Series A, 5.25%, 8/15/36	6,750	5,248,395
	Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series B, 5%, 6/01/20 (f)	10,000	9,383,200
	Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project), 6.50%, 1/01/17	19,000	15,827,760

			37,404,555

Maryland - 4.0%	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%, 9/01/39 (k)(l)	4,960	4,962,827
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%, 9/01/39	1,920	1,056,077
	Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.65%, 9/01/32	2,580	2,062,478
	Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40%, 9/01/19	3,000	2,126,400
	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (Peninsula Regional Medical Center), 5%, 7/01/36	5,000	4,078,350

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (University of Maryland Medical System), 6%, 7/01/12 (e)	$4,000	$4,556,080
	Maryland State Industrial Development Financing Authority, EDR (Our Lady of Good Counsel School), Series A, 6%, 5/01/35	500	316,610
	Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project), 5.20%, 7/01/34	1,500	764,610

			19,923,432

Massachusetts - 3.3%	Massachusetts State Development Finance Agency, Human Service Provider Revenue Bonds (Seven Hills Foundation & Affiliates), 5%, 9/01/35 (m)	3,500	2,541,770
	Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Western New England College), Series A, 5%, 9/01/33 (j)	2,750	2,569,242
	Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%, 1/01/14 (e)(i)	10,000	11,374,500

			16,485,512

Michigan - 3.3%	Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount Clemens General Hospital), Series B, 5.875%, 11/15/13 (e)	6,060	7,214,733
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/32	1,000	697,240
	Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20%, 9/01/20	2,500	375,150
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8%, 9/01/29	2,000	2,041,300
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	6,365	6,503,502

			16,831,925

Minnesota - 0.7%	Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A, 6%, 8/20/21 (c)	420	455,465
	Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A, 6.20%, 2/20/43 (c)	2,000	2,113,960
	Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft Project), AMT, 5.95%, 5/01/30	915	933,995

			3,503,420

Missouri - 4.3%	Missouri State Highways and Transportation Commission, First Lien State Road Revenue Bonds, Series A, 5%, 5/01/20	5,000	5,527,050
	Missouri State Highways and Transportation Commission, First Lien State Road Revenue Bonds, Series A, 5%, 5/01/21	15,000	16,333,200

			21,860,250

Nebraska - 0.3%	Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25%, 6/15/24	865	865,493
	Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25%, 6/15/25	905	892,873

			1,758,366

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New Hampshire - 0.7%	New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22	$3,425	$3,414,999

New Jersey - 18.5%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	11,435	8,938,739
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.75%, 1/01/25	710	484,163
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%, 1/01/37	230	141,112
	New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A, 6.375%, 11/01/31	3,000	1,983,810
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%, 7/01/29 (g)	20,000	18,619,000
	New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village, Inc. Facility), Series A, 7.25%, 11/15/11 (e)	4,400	5,048,824
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%, 3/01/23	8,825	8,999,382
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), AMT, 6.25%, 9/15/19	3,905	2,789,537
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), AMT, 6.25%, 9/15/29	14,000	8,749,720
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley Hospital Association), 6%, 7/01/13 (a)(b)	1,335	45,123
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley Hospital Association), 6.625%, 7/01/36 (a)(b)	1,835	61,839
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 5.50%, 12/15/21	3,975	4,382,159
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 5.50%, 12/15/22	6,600	7,127,736
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series C, 5.049%, 12/15/35 (f)(n)	13,110	2,225,947
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series D, 5%, 6/15/19 (h)	5,425	5,844,353
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series D, 5%, 6/15/20	9,410	9,966,507
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series D, 5%, 6/15/20 (h)	7,000	7,436,730

			92,844,681

New York - 11.8%	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis Hospital), Series A, 7.50%, 3/01/29	2,200	1,963,126
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5%, 11/15/35	11,000	9,837,190
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5%, 1/01/22 (f)	2,000	1,855,840
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5%, 1/01/23 (f)	2,175	1,960,175
	New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc Project), AMT, 7.625%, 12/01/32	1,250	841,438

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	$1,970	$1,651,313
	New York City, New York, GO, Refunding, Series A, 6.375%, 5/15/14 (i)	1,020	1,089,839
	New York City, New York, GO, Refunding, Series A, 6.375%, 5/15/15 (i)	95	101,505
	New York City, New York, GO, Series O, 5%, 6/01/33	2,500	2,282,625
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai Health), Series A, 6.75%, 7/01/10 (e)	3,145	3,443,932
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.75%, 7/01/20	1,855	1,884,532
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series F, 5%, 3/15/35	5,000	4,802,500
	Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners Facility), AMT, 5.50%, 1/01/23	2,500	1,745,625
	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%, 6/01/21	9,400	9,606,236
	Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5.25%, 11/15/30	10,000	10,028,600
	Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds (Kendal on Hudson Project), Series A, 6.50%, 1/01/13 (e)	2,895	3,474,550
	Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds (Kendal on Hudson Project), Series A, 6.375%, 1/01/24	3,450	2,635,007

			59,204,033

North Carolina - 2.1%	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D, 6.75%, 1/01/26	4,750	4,782,632
	North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 8-A, 6.20%, 7/01/16	145	146,817
	North Carolina HFA, S/F Revenue Bonds, Series II, 6.20%, 3/01/16 (d)	550	551,210
	North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue Bonds (Arbor Acres Community Project), 6.375%, 3/01/12 (e)	1,000	1,148,890
	North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue Bonds (Presbyterian Homes Project), 5.40%, 10/01/27	5,000	3,722,800

			10,352,349

Ohio - 4.8%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie State Energy Campus Project), Series A, 5%, 2/15/38	6,885	6,268,035
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	7,460	4,632,585
	Cincinnati, Ohio, City School District, GO (Classroom Construction and Improvement), Refunding, 5.25%, 12/01/20 (g)(i)	3,000	3,432,990

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Hamilton County, Ohio, Sewer System Improvement Revenue Bonds (The Metropolitan Sewer District of Greater Cincinnati), Series B, 5%, 12/01/28 (g)	$5,065	$5,067,583
	Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement Bonds (Sunset Retirement Communities), Series A, 6.625%, 8/15/30	2,175	1,949,713
	Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue Bonds (Cooperative Public Parking Infrastructure Project), 6.30%, 2/15/24	970	739,082
	Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project), Series A, 6%, 5/15/24	750	531,000
	Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project), Series A, 6%, 5/15/34	2,250	1,415,993

			24,036,981

Oklahoma - 0.5%	Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, 5.25%, 12/01/38 (c)	3,370	2,781,194

Oregon - 1.6%	Oregon State Department of Administrative Services, COP, Series A, 6%, 5/01/10 (e)(f)	4,405	4,725,816
	Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70%, 10/01/32	2,280	2,301,478
	Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square and University Place), Series A, 5.875%, 1/01/22	1,610	1,268,439

			8,295,733

Pennsylvania - 5.1%	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT, Series A, 6.25%, 11/01/27	5,270	2,782,033
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60%, 10/01/27	2,450	2,029,237
	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue Refunding Bonds (Allegheny Delaware Valley Obligation), Series C, 5.875%, 11/15/16 (g)	16,270	13,663,058
	Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%, 12/01/17	1,265	1,070,759
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie Healthcare System), Series B, 7.125%, 12/01/11 (e)	5,000	6,149,500

			25,694,587

Rhode Island - 1.1%	Central Falls, Rhode Island, Detention Facility Corporation, Revenue Refunding Bonds, 7.25%, 7/15/35	4,240	2,855,979
	Woonsocket, Rhode Island, GO, 6%, 10/01/17 (g)(i)	1,225	1,289,619
	Woonsocket, Rhode Island, GO, 6%, 10/01/18 (g)(i)	1,195	1,253,388

			5,398,986

South Dakota - 0.9%	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Sanford Health), 5%, 11/01/40	5,210	4,374,472

Tennessee - 0.7%	Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds, 7.75%, 8/01/17	3,775	3,396,481

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Texas - 14.7%	Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding Bonds (American Airlines, Inc. Project), AMT, 5.75%, 12/01/29	$3,500	$1,453,865
	Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises, Inc.), First Tier, Series A, 6.70%, 1/01/11 (e)	5,000	5,517,200
	Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at Northern Hills Apartments), Series A, 5.80%, 8/01/21 (g)	1,300	943,995
	Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at Northern Hills Apartments), Series A, 6%, 8/01/31 (g)	2,460	1,567,094
	Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at Northern Hills Apartments), Series A, 6.05%, 8/01/36 (g)	1,000	621,350
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company Project), AMT, Series C, 5.75%, 5/01/36	7,600	5,000,800
	Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation, Revenue Refunding Bonds (American Airlines, Inc.), AMT, 5.50%, 11/01/30	12,500	5,130,125
	Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Good Shepherd Medical Center Project), 6.375%, 10/01/10 (e)(m)	2,000	2,163,620
	Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Good Shepherd Medical Center Project), 6.875%, 10/01/10 (e)(m)	3,000	3,269,670
	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%, 4/01/26	5,000	4,567,450
	Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 7.50%, 5/01/25	3,900	3,662,490
	Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines), AMT, Series E, 7.375%, 7/01/22	3,500	2,632,105
	Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines), AMT, Series E, 7%, 7/01/29	3,000	2,041,950
	Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo), AMT, 6.375%, 1/01/23	1,590	1,228,291
	Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.375%, 4/01/27	4,830	3,798,505
	Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.95%, 4/01/30	3,330	2,745,185
	North Texas Tollway Authority, System Revenue Refunding Bonds, Second Tier, Series F, 6.125%, 1/01/31	12,140	11,624,778
	San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/23	6,955	5,301,101
	San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/25	6,365	4,764,012

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5.50%, 8/15/39 (f)	$6,500	$5,722,340

			73,755,926

Virginia - 6.7%	James City County, Virginia, EDA, Residential Care Facility, First Mortgage Revenue Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.35%, 9/01/26	1,500	1,031,550
	James City County, Virginia, EDA, Residential Care Facility, First Mortgage Revenue Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.50%, 9/01/34	2,000	1,280,120
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.375%, 7/01/36 (g)	30,930	30,556,984
	Winchester, Virginia, IDA, Residential Care Facilities, Revenue Bonds (Westminster-Canterbury), Series A, 5.20%, 1/01/27	1,000	642,200

			33,510,854

Washington - 0.3%	Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe Apartments Project), AMT, 6%, 9/01/22	945	754,734
	Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe Apartments Project), AMT, 6.20%, 9/01/32	1,250	905,038

			1,659,772

Wisconsin - 1.4%	Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50%, 1/01/25	660	506,847
	Wisconsin State, GO, AMT, Series B, 6.20%, 11/01/26 (g)	415	416,847
	Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	7,925	6,240,858

			7,164,552

Wyoming - 0.8%	Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3, 4.75%, 12/01/37	5,315	4,207,886

Puerto Rico - 1.4%	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5%, 7/01/23 (h)	7,100	7,060,027

U.S. Virgin Islands - 0.9%	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa Refinery), AMT, 6.125%, 7/01/22	6,250	4,510,500

	Total Municipal Bonds - 141.1%		709,540,090

	Municipal Bonds Transferred to Tender Option Bond Trusts (o)

Alabama - 0.8%	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	4,538	3,900,158

Colorado - 2.1%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-3, 5.10%, 10/01/41 (h)	7,490	6,462,147
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-7, 5%, 9/01/36 (h)	4,800	4,150,608

			10,612,755

Connecticut - 3.6%	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), Series T-1, 4.70%, 7/01/29	9,130	9,142,234

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (o)	Par (000)	Value

	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), Series X-3, 4.85%, 7/01/37	$9,270	$9,115,098

			18,257,332

North Carolina - 3.7%	North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds (Duke University Project), Series A, 5%, 10/01/41	18,898	18,508,723

South Carolina - 3.3%	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/28 (j)	7,795	7,588,355
	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/29 (j)	6,920	6,648,459
	Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District), 5.25%, 12/01/30 (j)	2,510	2,384,726

			16,621,540

Tennessee - 2.1%	Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding Bonds (Saint Jude Children’s Research Hospital), 5%, 7/01/31	11,240	10,343,947

Virginia - 3.5%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (g)	6,720	6,721,210
	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	10,620	10,642,833

			17,364,043

Washington - 1.0%	Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (h)	5,384	5,273,524

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 20.1%		100,882,022

	Total Long-Term Investments (Cost - $918,343,948) - 161.2%		810,422,112

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (p)(q)	9,400,000	9,400,000

	Total Short-Term Securities (Cost - $9,400,000) - 1.8%		9,400,000

	Total Investments (Cost - $927,743,948*) - 163.0%		819,822,112
	Other Assets Less Liabilities - 1.9%		9,341,145
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (10.9)%		(54,788,029)
	Preferred Shares, at Redemption Value - (54.0)%		(271,569,739)

	Net Assets Applicable to Common Shares - 100.0%		$502,805,489

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$868,580,075

Gross unrealized appreciation	$17,398,770
Gross unrealized depreciation	(120,828,809)

Net unrealized depreciation	$(103,430,039)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

BlackRock MuniYield Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)

(c)	GNMA Collateralized.

(d)	FHA Insured.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	AMBAC Insured.

(g)	MBIA Insured.

(h)	FSA Insured.

(i)	FGIC Insured.

(j)	Assured Guaranty Insured.

(k)	XL Capital Insured.

(l)	BHAC Insured.

(m)	Radian Insured.

(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(o)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(p)	Represents the current yield as of report date.

(q)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	1,942,723	$26,205

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$9,400,000
Level 2	810,422,112
Level 3	—

Total	$819,822,112

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock MuniYield Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield Fund, Inc.

Date: March 25, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Fund, Inc.

Date: March 25, 2009